Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 1,964	$ 2,360
Aluminum swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	1,342	1,449
Exchange traded sugar futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	57	54
Natural gas and energy derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	150	256
Corn swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	202	195
Exchange traded wheat futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	7	20
Rice swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	168	328
Plastic derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 38	$ 59